Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 86.8%
Debt Funds - 33.0%
American Funds Insurance Series - American High-Income Trust, Class 1	137,263	$1,338,315
American Funds Insurance Series - The Bond Fund of America, Class 1(a)	3,828,552	37,366,670
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	788,590	8,004,192
Total Debt Funds		46,709,177
Equity Funds - 53.8%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	762,533	13,641,715
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	134,342	2,673,400
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	1,057,605	19,026,316
American Funds Insurance Series Growth Fund, Class 1	145,645	20,225,700
American Funds Insurance Series Growth-Income Fund, Class 1	306,021	20,423,821
Total Equity Funds		75,990,952
Total Variable Insurance Trusts
(Cost - $94,692,583)		122,700,129
Mutual Funds - 8.6%
Equity Funds - 8.6%
American Funds International Growth and Income Fund (Cost - $9,794,178)	270,441	12,148,195
Short-Term Investments - 4.7%
Money Market Funds - 4.7%
Dreyfus Government Cash Management, 4.04%(b)	6,584,826	6,584,826
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(b)	108,453	108,453
Total Short-Term Investments (Cost - $6,693,279)		6,693,279
Total Investments - 100.1%
(Cost - $111,180,040)		$141,541,603
Other Assets Less Liabilities - Net (0.1)%		(99,339)
Total Net Assets - 100.0%		$141,442,264

(a)	The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.
(b)	The rate shown is the annualized seven-day yield at period end.